Velocity Commercial Capital Loan Trust 2026-3 ABS 15G

Exhibit 99.09

LOANUID	LOANID	LOANID2	Edgar ID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX		VCC 2026-3-100002	XX/XX/XXXX	05/31/2026	6	000000	0	0